Investment properties, net (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Beginning balance	₩ 158,580	₩ 159,559
Depreciation	(1,453)	(5,069)
Others	68,068	4,090
Endings balance	225,195	158,580
Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	158,593	159,609
Depreciation	(1,454)	(5,070)
Others	68,085	4,054
Endings balance	225,224	158,593
Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	194,487	174,741
Endings balance	259,738	194,487
Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(35,894)	(15,132)
Endings balance	(34,514)	(35,894)
Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(13)	(50)
Depreciation	1	1
Others	(17)	36
Endings balance	(29)	(13)
Investment property - Land
Disclosure of detailed information about investment property [Line Items]
Beginning balance	129,897	139,940
Others	70,494	(10,043)
Endings balance	200,391	129,897
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	129,897	139,940
Others	70,494	(10,043)
Endings balance	200,391	129,897
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	129,897	139,940
Endings balance	200,391	129,897
Investment property - Buildings
Disclosure of detailed information about investment property [Line Items]
Beginning balance	28,683	19,619
Depreciation	(1,453)	(5,069)
Others	(2,426)	14,133
Endings balance	24,804	28,683
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	28,696	19,669
Depreciation	(1,454)	(5,070)
Others	(2,409)	14,097
Endings balance	24,833	28,696
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [Line Items]
Beginning balance	64,590	34,801
Endings balance	59,347	64,590
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(35,894)	(15,132)
Endings balance	(34,514)	(35,894)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(13)	(50)
Depreciation	1	1
Others	(17)	36
Endings balance	₩ (29)	₩ (13)